UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2633

CALVERT VARIABLE SERIES, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2010

Item 1. Schedule of Investments.

CALVERT VP SRI BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EQUITY SECURITIES - 63.5%	SHARES	VALUE
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	51,600	$3,607,872

Capital Markets - 2.7%
Franklin Resources, Inc.	37,800	4,040,820
Goldman Sachs Group, Inc.	31,300	4,525,354
		8,566,174

Chemicals - 1.6%
Ecolab, Inc.	102,600	5,205,924

Commercial Banks - 2.8%
PNC Financial Services Group, Inc.	88,225	4,579,760
US Bancorp	196,400	4,246,168
		8,825,928

Communications Equipment - 2.8%
Harris Corp.	43,200	1,913,328
Motorola, Inc.*	236,200	2,014,786
QUALCOMM, Inc.	109,500	4,940,640
		8,868,754

Computers & Peripherals - 2.8%
Apple, Inc.*	11,300	3,206,375
EMC Corp.*	282,600	5,739,606
		8,945,981

Consumer Finance - 1.5%
Capital One Financial Corp.	124,400	4,920,020

Diversified Financial Services - 1.4%
First Republic Preferred Capital Corp., Preferred (e)	500	514,000
IntercontinentalExchange, Inc.*	24,600	2,576,112
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	335,000
Trust II, Preferred (b)(e)	500,000	335,000
Trust III, Preferred (b)(e)	500,000	335,000
Trust IV, Preferred (b)(e)	500,000	335,000
		4,430,112

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	174,700	4,996,420

Energy Equipment & Services - 3.4%
Cameron International Corp.*	106,600	4,579,536
FMC Technologies, Inc.*	90,500	6,180,245
		10,759,781

Food & Staples Retailing - 1.5%
Sysco Corp.	171,300	4,885,476

Food Products - 1.6%
Hershey Co.	106,800	5,082,612

Gas Utilities - 1.8%
Oneok, Inc.	124,500	5,607,480

Health Care Equipment & Supplies - 2.8%
Intuitive Surgical, Inc.*	13,500	3,830,490
St. Jude Medical, Inc.*	126,700	4,984,378
		8,814,868

Health Care Providers & Services - 3.1%
Express Scripts, Inc.*	119,700	5,829,390
Laboratory Corp. of America Holdings*	50,200	3,937,186
		9,766,576

Household Products - 1.6%
Colgate-Palmolive Co.	64,200	4,934,412

Industrial Conglomerates - 1.5%
3M Co.	56,900	4,933,799

Insurance - 1.7%
Aflac, Inc.	97,600	5,046,896
CNO Financial Group, Inc.*	39,483	218,736
		5,265,632

Internet & Catalog Retail - 1.6%
Amazon.com, Inc.*	32,800	5,151,568

IT Services - 1.8%
Teradata Corp.*	148,800	5,737,728

Life Sciences - Tools & Services - 1.3%
Waters Corp.*	60,300	4,268,034

Machinery - 2.8%
Cummins, Inc.	70,100	6,349,658
Deere & Co.	34,800	2,428,344
		8,778,002

Media - 0.8%
McGraw-Hill Co.'s, Inc.	79,200	2,618,352

Multiline Retail - 1.4%
Target Corp.	84,400	4,510,336

Oil, Gas & Consumable Fuels - 2.7%
Cimarex Energy Co.	64,800	4,288,464
Southwestern Energy Co.*	129,000	4,313,760
		8,602,224

Personal Products - 1.6%
Avon Products, Inc.	160,700	5,160,077

Pharmaceuticals - 1.6%
Forest Laboratories, Inc.*	167,300	5,174,589

Semiconductors & Semiconductor Equipment - 1.7%
Texas Instruments, Inc.	202,000	5,482,280

Software - 3.9%
Adobe Systems, Inc.*	72,000	1,882,800
Intuit, Inc.*	132,500	5,804,825
Microsoft Corp.	192,000	4,702,080
		12,389,705

Specialty Retail - 1.5%
Best Buy Co., Inc.	116,300	4,748,529

Textiles, Apparel & Luxury Goods - 1.7%
Nike, Inc., Class B	68,900	5,521,646

Wireless Telecommunication Services - 1.8%
NII Holdings, Inc.*	140,400	5,770,440

Total Equity Securities (Cost $187,225,187)		202,331,331

ASSET-BACKED SECURITIES - 1.3%	PRINCIPAL AMOUNT
ACLC Business Loan Receivables Trust, 0.907%, 10/15/21 (e)(r)	$34,145	33,193
AmeriCredit Automobile Receivables Trust, 5.64%, 9/6/13	518,665	529,846
Chrysler Financial Lease Trust, 1.78%, 6/15/11 (e)	1,500,000	1,504,328
CPS Auto Trust, 6.48%, 7/15/13 (e)	418,972	431,384
DB Master Finance LLC, 5.779%, 6/20/31 (e)	1,000,000	1,005,960
Enterprise Mortgage Acceptance Co. LLC, 7.143%, 1/15/27 (e)(r)	888,833	466,637
Wachovia Auto Loan Owner Trust, 5.08%, 4/20/12 (e)	55,749	55,864

Total Asset-Backed Securities (Cost $3,995,005)		4,027,212

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.8%
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	4,126	4,109
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	250,000	252,830
Impac CMB Trust:
0.88%, 5/25/35 (r)	923,281	687,670
0.576%, 8/25/35 (r)	240,589	180,738
JP Morgan Mortgage Trust, 5.294%, 7/25/35 (r)	135,673	133,434
Merrill Lynch Mortgage Investors, Inc., 4.749%, 12/25/35 (r)	218,143	217,932
Residential Asset Securitization Trust, 6.25%, 11/25/36	196,537	134,975
WaMu Mortgage Pass Through Certificates, 4.771%, 10/25/35 (r)	1,000,000	844,116

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,656,835)		2,455,804

CORPORATE BONDS - 16.3%
Achmea Hypotheekbank NV, 0.804%, 11/3/14 (e)(r)	400,000	400,052
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	385,345	-
American Express Bank FSB, 0.39%, 5/29/12 (r)	1,500,000	1,483,102
American National Red Cross, 5.567%, 11/15/17 (b)	1,500,000	1,559,850
Amphenol Corp., 4.75%, 11/15/14	500,000	541,513
APL Ltd., 8.00%, 1/15/24 (b)	600,000	480,000
Arrow Electronics, Inc., 6.875%, 6/1/18	1,000,000	1,133,807
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	750,000	800,752
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	2,500,000	-
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	1,800,000	1,773,594
Bank of Nova Scotia, 0.543%, 3/5/12 (r)	500,000	500,000
Barclays Bank plc, 5.00%, 9/22/16	500,000	548,259
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	62,171	62,793
Chesapeake Energy Corp., 7.625%, 7/15/13 (b)	500,000	545,000
Commonwealth Bank of Australia, 0.745%, 11/4/11 (e)(r)	400,000	399,840
CommonWealth REIT, 0.892%, 3/16/11 (r)	750,000	746,882
COX Communications, Inc., 7.75%, 11/1/10	1,000,000	1,005,107
Credit Suisse USA, Inc., 0.576%, 8/16/11 (r)	500,000	500,487
CVS Pass-Through Trust, 7.507%, 1/10/32 (e)	494,553	580,289
Deutsche Bank Capital Funding Trust VII, 5.628% to 1/19/16, floating rate thereafter to 1/29/49 (e)(r)	500,000	433,125
Enterprise Products Operating LLC:
7.625%, 2/15/12	1,000,000	1,078,305
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,500,000	1,492,500
First Niagara Financial Group, Inc., 6.75%, 3/19/20	500,000	553,477
Fleet Capital Trust V, 1.291%, 12/18/28 (r)	1,500,000	1,077,441
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	1,000,000	973,430
GameStop Corp., 8.00%, 10/1/12	442,000	450,840
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	1,000,000	280,000
3.226%, 1/21/11 (e)(r)(y)*	500,000	152,500
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	1,250,000	12,500
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,500,000	1,333,725
Goldman Sachs Group, Inc., 6.15%, 4/1/18	500,000	556,086
Great River Energy, 5.829%, 7/1/17 (e)	324,568	364,351
HCP, Inc., 5.95%, 9/15/11	500,000	522,292
Howard Hughes Medical Institute, 3.45%, 9/1/14	1,000,000	1,074,224
JPMorgan Chase & Co., 0.958%, 2/26/13 (r)	500,000	501,093
JPMorgan Chase Bank, 0.623%, 6/13/16 (r)	500,000	466,670
JPMorgan Chase Capital XXIII, 1.376%, 5/15/77 (r)	500,000	359,928
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(y)*	1,750,000	468,125
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	1,500,000	1,530,450
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	21,755
8.30%, 12/1/37 (e)(m)*	3,200,000	32,320
Masco Corp., 7.125%, 3/15/20	300,000	306,341
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	750,000	690,547
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	2,540,000	508,000
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,026,737
Nordea Bank Finland plc, 0.827%, 4/13/12 (r)	750,000	750,000
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	1,500,000	1,573,575
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,000,000	-
PACCAR Financial Corp., 0.708%, 4/5/13 (r)	500,000	500,126
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	960,000	774,643
Pacific Pilot Funding Ltd., 1.271%, 10/20/16 (e)(r)	890,145	813,289
Pioneer Natural Resources Co.:
5.875%, 7/15/16	350,000	359,757
6.65%, 3/15/17	550,000	585,241
7.20%, 1/15/28	200,000	208,277
PNC Funding Corp., 0.675%, 1/31/14 (r)	500,000	487,532
Preferred Term Securities IX Ltd., 1.285%, 4/3/33 (e)(r)	721,957	440,394
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	300,000	354,431
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	885,000	847,051
Royal Bank of Scotland Group plc, 4.875%, 3/16/15	1,400,000	1,472,928
Salvation Army, 5.46%, 9/1/16	140,000	156,120
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	396,820
Stadshypotek AB, 0.839%, 9/30/13 (e)(r)	1,000,000	999,998
Suncorp-Metway Ltd., 0.667%, 12/17/10 (e)(r)	500,000	500,002
SunTrust Bank:
0.449%, 5/21/12 (r)	1,125,000	1,100,973
0.619%, 8/24/15 (r)	500,000	446,877
Svenska Handelsbanken AB, 1.292%, 9/14/12 (e)(r)	500,000	501,927
TD Ameritrade Holding Corp., 4.15%, 12/1/14	250,000	265,706
Telefonica Emisiones SAU, 2.582%, 4/26/13	1,000,000	1,021,667
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (b)(e)	22,255,094	3,407,700
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	1,400,000	1,228,500
Wachovia Corp., 0.815%, 10/28/15 (r)	500,000	465,998
Westfield Capital Corp. Ltd., 4.375%, 11/15/10 (e)	1,000,000	1,003,434
Westpac Banking Corp., 0.818%, 10/21/11 (e)(r)	500,000	500,314
Wm. Wrigley Jr. Co., 1.913%, 6/28/11 (e)(r)	1,500,000	1,503,138

Total Corporate Bonds (Cost $61,794,721)		51,994,507

MUNICIPAL OBLIGATIONS - 7.4%
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/11	1,470,000	1,426,267
5.01%, 8/1/15	1,000,000	1,083,580
Canyon Texas Regional Water Authority Revenue Bonds, 5.90%, 8/1/16	265,000	278,229
Crawford Ohio GO Bonds, 5.25%, 12/1/25	1,305,000	1,311,930
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	420,000	426,023
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	600,000	613,596
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	370,000	190,506
Series C, Zero Coupon, 7/1/48 (f)	506,807	18,007
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	500,000	492,470
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,105,000	1,121,299
5.263%, 9/1/16	635,000	641,223
5.383%, 9/1/16	2,000,000	2,130,980
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	730,000	730,803
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	750,000	679,732
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	583,420
Pomona California Public Financing Authority Revenue Bonds, 5.289%, 2/1/17	2,340,000	2,368,267
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	255,000	261,707
Sacramento City California Financing Authority Tax Allocation Bonds, 5.015%, 12/1/10	890,000	892,946
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,040,000	1,063,514
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	835,070
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.50%, 9/1/20	1,735,000	1,720,547
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.30%, 2/1/17	930,000	1,057,903
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,432,875
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	644,106
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/47	1,000,000	1,141,430
West Contra Costa California Unified School District COPs, 4.86%, 1/1/14	525,000	534,439

Total Municipal Obligations (Cost $23,922,280)		23,680,869

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.1%
AgFirst FCB:
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (b)(e)(r)	1,000,000	690,000
7.30%, 10/14/49 (e)	1,300,000	1,118,338
Fannie Mae, 1.25%, 6/22/12	1,000,000	1,013,209
Federal Home Loan Bank Discount Notes, 10/1/10	7,600,000	7,600,000
Premier Aircraft Leasing EXIM 1 Ltd., 3.576%, 2/6/22	1,448,672	1,518,600
Private Export Funding Corp., 3.05%, 10/15/14	500,000	534,585
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	250,000	256,485
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	300,000	224,250

Total U.S. Government Agencies and Instrumentalities (Cost $12,978,672)		12,955,467

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32	740,108	52,631

Total U.S. Government Agency Mortgage-Backed Securities (Cost $26,254)		52,631

U.S. TREASURY - 4.9%
United States Treasury Bonds:
4.375%, 5/15/40	4,705,000	5,284,303
3.875%, 8/15/40	4,250,000	4,394,102
United States Treasury Notes:
1.25%, 8/31/15	2,599,000	2,598,188
2.625%, 8/15/20	3,310,000	3,341,031

Total U.S. Treasury (Cost $15,182,901)		15,617,624

TOTAL INVESTMENTS (Cost $307,781,855) - 98.3%		313,115,445
Other assets and liabilities, net - 1.7%		5,395,711
NET ASSETS - 100%		$318,511,156
		==========

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	8	12/10	$1,069,750	$15,491
Total Purchased				$15,491
				===========
Sold:
2 Year U.S. Treasury Notes	200	12/10	$43,896,875	($93,345)
5 Year U.S. Treasury Notes	322	12/10	38,919,235	(180,690)
10 Year U.S. Treasury Notes	5	12/10	630,234	(4,459)
Total Sold				($278,494)
				===========

(b) This security was valued by the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Portfolio. Series B is not accruing interest.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(w) Security is in default and is no longer accruing interest.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the "Banks") on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EQUITY SECURITIES - 98.1%	SHARES	VALUE
Auto Components - 2.6%
TRW Automotive Holdings Corp.*	22,200	$922,632

Building Products - 2.5%
Lennox International, Inc.	20,950	873,405

Capital Markets - 2.7%
Affiliated Managers Group, Inc.*	12,100	943,921

Chemicals - 4.3%
Ecolab, Inc.	9,900	502,326
Nalco Holding Co.	39,800	1,003,358
		1,505,684

Communications Equipment - 1.3%
Harris Corp.	10,200	451,758

Diversified Financial Services - 2.3%
IntercontinentalExchange, Inc.*	7,760	812,627

Electronic Equipment & Instruments - 4.9%
Amphenol Corp.	15,500	759,190
Itron, Inc.*	15,700	961,311
		1,720,501

Energy Equipment & Services - 5.8%
FMC Technologies, Inc.*	17,000	1,160,930
Unit Corp.*	23,050	859,535
		2,020,465

Food Products - 2.4%
Del Monte Foods Co.	64,000	839,040

Gas Utilities - 1.9%
Energen Corp.	14,600	667,512

Health Care Equipment & Supplies - 0.5%
Hospira, Inc.*	3,100	176,731

Health Care Providers & Services - 6.4%
AmerisourceBergen Corp.	20,700	634,662
HealthSpring, Inc.*	38,900	1,005,176
Lincare Holdings, Inc.	23,950	600,906
		2,240,744

Household Products - 2.5%
Church & Dwight Co., Inc.	13,500	876,690

Insurance - 1.2%
Torchmark Corp.	7,850	417,149

IT Services - 11.9%
Global Payments, Inc.	21,100	904,979
Syntel, Inc.	26,600	1,183,700
Teradata Corp.*	28,200	1,087,392
Wright Express Corp.*	27,400	978,454
		4,154,525

Leisure Equipment & Products - 1.8%
Polaris Industries, Inc.	9,900	644,490

Life Sciences - Tools & Services - 4.6%
Mettler-Toledo International, Inc.*	5,600	696,864
Waters Corp.*	12,650	895,367
		1,592,231

Machinery - 9.7%
Flowserve Corp.	6,400	700,288
Gardner Denver, Inc.	16,900	907,192
The Toro Co.	12,100	680,383
WABCO Holdings, Inc.*	26,150	1,096,731
		3,384,594

Media - 1.8%
Gannett Co., Inc.	51,200	626,176

Metals & Mining - 1.7%
Reliance Steel & Aluminum Co.	14,400	598,032

Multiline Retail - 2.0%
Nordstrom, Inc.	19,000	706,800

Pharmaceuticals - 2.9%
Endo Pharmaceuticals Holdings, Inc.*	17,950	596,658
Forest Laboratories, Inc.*	13,500	417,555
		1,014,213

Semiconductors & Semiconductor Equipment - 3.2%
Hittite Microwave Corp.*	6,500	309,725
National Semiconductor Corp.	62,100	793,017
		1,102,742

Specialty Retail - 4.9%
Advance Auto Parts, Inc.	13,200	774,576
Ross Stores, Inc.	16,900	923,078
		1,697,654

Textiles, Apparel & Luxury Goods - 5.1%
Deckers Outdoor Corp.*	19,990	998,700
Hanesbrands, Inc.*	30,000	775,800
		1,774,500

Trading Companies & Distributors - 2.7%
WESCO International, Inc.*	24,100	946,889

Wireless Telecommunication Services - 4.5%
NII Holdings, Inc.*	17,400	715,140
Syniverse Holdings, Inc.*	37,500	850,125
		1,565,265

Total Equity Securities (Cost $30,285,318)		34,276,970

TOTAL INVESTMENTS (Cost $30,285,318) - 98.1%		34,276,970
Other assets and liabilities, net - 1.9%		662,777
NET ASSETS - 100%		$34,939,747
		==========

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP SRI STRATEGIC PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EQUITY SECURITIES - 94.9%	SHARES	VALUE
Automobiles - 2.1%
Toyota Motor Corp. (ADR)	34,800	$2,490,984

Biotechnology - 5.2%
Gilead Sciences, Inc.*	140,200	4,992,522
Talecris Biotherapeutics Holdings Corp.*	48,700	1,114,256
		6,106,778

Chemicals - 2.4%
Monsanto Co.	58,400	2,799,112

Commercial Banks - 3.0%
US Bancorp	162,700	3,517,574

Computers & Peripherals - 5.6%
Dell, Inc.*	394,700	5,115,312
NCR Corp.*	110,600	1,507,478
		6,622,790

Diversified Financial Services - 9.5%
Bank of America Corp.	267,600	3,508,236
ING Groep NV (ADR)*	302,600	3,113,754
JPMorgan Chase & Co.	122,800	4,674,996
		11,296,986

Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc.*	1,144,700	1,072,927

Electronic Equipment & Instruments - 1.7%
Corning, Inc.	108,329	1,980,254

Energy Equipment & Services - 2.6%
Ensco plc (ADR)	69,200	3,095,316

Food & Staples Retailing - 0.2%
Rite Aid Corp.*	292,500	275,828

Health Care Equipment & Supplies - 4.2%
Alere, Inc.*	64,300	1,988,799
Varian Medical Systems, Inc.*	49,515	2,995,658
		4,984,457

Health Care Providers & Services - 0.5%
Community Health Systems, Inc.*	20,240	626,833

Hotels, Restaurants & Leisure - 1.9%
Life Time Fitness, Inc.*	56,100	2,214,267

Industrial Conglomerates - 4.0%
General Electric Co.	288,000	4,680,000

Insurance - 4.2%
Hartford Financial Services Group, Inc.	77,000	1,767,150
Transatlantic Holdings, Inc.	63,600	3,232,152
		4,999,302

Internet Software & Services - 4.3%
Google, Inc.*	9,720	5,110,679

IT Services - 8.7%
Amdocs Ltd.*	95,000	2,722,700
Computer Sciences Corp.	62,189	2,860,694
Fiserv, Inc.*	86,900	4,676,958
		10,260,352

Life Sciences - Tools & Services - 2.2%
Thermo Fisher Scientific, Inc.*	54,700	2,619,036

Media - 4.7%
Comcast Corp., Special Class A	213,050	3,623,981
DISH Network Corp.	98,900	1,894,924
		5,518,905

Metals & Mining - 2.5%
United States Steel Corp.	66,800	2,928,512

Oil, Gas & Consumable Fuels - 9.4%
ConocoPhillips	46,326	2,660,502
Gazprom OAO (ADR)	116,400	2,438,580
Marathon Oil Corp.	100,200	3,316,620
SandRidge Energy, Inc.*	475,487	2,700,766
		11,116,468

Pharmaceuticals - 5.4%
Eli Lilly & Co.	104,493	3,817,129
Roche Holding AG (ADR)	74,100	2,529,033
		6,346,162

Semiconductors & Semiconductor Equipment - 2.7%
MEMC Electronic Materials, Inc.*	181,876	2,167,962
ON Semiconductor Corp.*	143,250	1,032,832
		3,200,794

Software - 4.5%
Adobe Systems, Inc.*	72,500	1,895,875
ANSYS, Inc.*	30,463	1,287,062
Microsoft Corp.	87,100	2,133,079
		5,316,016

Wireless Telecommunication Services - 2.5%
China Mobile Ltd. (ADR)	46,940	2,400,042
Leap Wireless International, Inc.*	49,601	612,572
		3,012,614

Total Equity Securities (Cost $114,053,051)		112,192,946

CORPORATE BONDS - 0.3%	PRINCIPAL AMOUNT
Level 3 Communications, Inc., 6.50%, 10/1/16	$346,000	352,910

Total Corporate Bonds (Cost $346,000)		352,910

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.5%
Federal Home Loan Bank Discount Notes, 10/1/10	5,400,000	5,400,000

Total U.S. Government Agencies And Instrumentalities (Cost $5,400,000)		5,400,000

TOTAL INVESTMENTS (Cost $119,799,051) - 99.7%		117,945,856
Other assets and liabilities, net - 0.3%		298,171
NET ASSETS - 100%		$118,244,027
		==========

* Non-income producing security.

Abbreviations: ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP SMALL CAP GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EQUITY SECURITIES - 99.9%	SHARES	VALUE
Aerospace & Defense - 1.2%
Triumph Group, Inc.	3,836	$286,127

Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc.*	4,343	218,453

Auto Components - 2.2%
American Axle & Manufacturing Holdings, Inc.*	31,623	285,239
Gentex Corp.	12,066	235,408
		520,647

Biotechnology - 2.2%
BioMarin Pharmaceutical, Inc.*	9,867	220,528
Regeneron Pharmaceuticals, Inc.*	5,373	147,220
Seattle Genetics, Inc.*	9,313	144,631
		512,379

Capital Markets - 1.1%
Duff & Phelps Corp.	11,639	156,778
optionsXpress Holdings, Inc.*	6,595	101,299
		258,077

Chemicals - 3.7%
Huntsman Corp.	52,797	610,333
Intrepid Potash, Inc.*	9,795	255,356
		865,689

Commercial Banks - 0.4%
UMB Financial Corp.	2,915	103,512

Commercial Services & Supplies - 3.9%
GEO Group, Inc.*	22,825	532,964
Waste Connections, Inc.*	9,895	392,435
		925,399

Communications Equipment - 3.2%
EMS Technologies, Inc.*	16,640	310,003
Riverbed Technology, Inc.*	9,390	427,996
		737,999

Computers & Peripherals - 2.1%
Netezza Corp.*	18,676	503,318

Construction & Engineering - 0.8%
Northwest Pipe Co.*	10,238	179,165

Consumer Finance - 1.9%
Cash America International, Inc.	12,498	437,430

Diversified Consumer Services - 1.4%
Sotheby's	9,190	338,376

Electrical Equipment - 3.9%
GrafTech International Ltd.*	31,685	495,236
Regal-Beloit Corp.	7,139	418,988
		914,224

Electronic Equipment & Instruments - 3.5%
Coherent, Inc.*	9,341	373,733
DTS, Inc.*	11,847	452,200
		825,933

Energy Equipment & Services - 4.5%
Lufkin Industries, Inc.	14,178	622,414
OYO Geospace Corp.*	7,304	422,756
		1,045,170

Food Products - 1.4%
Dean Foods Co.*	31,997	326,689

Health Care Equipment & Supplies - 4.7%
American Medical Systems Holdings, Inc.*	17,736	347,271
Sirona Dental Systems, Inc.*	7,462	268,930
Thoratec Corp.*	12,848	475,119
		1,091,320

Health Care Providers & Services - 1.6%
Centene Corp.*	10,745	253,475
Genoptix, Inc.*	9,072	128,822
		382,297

Health Care Technology - 5.3%
Allscripts Healthcare Solutions, Inc.*	25,289	467,088
MedAssets, Inc.*	13,570	285,513
Quality Systems, Inc.	7,370	488,704
		1,241,305

Hotels, Restaurants & Leisure - 7.4%
Bally Technologies, Inc.*	12,729	444,878
BJ's Restaurants, Inc.*	18,240	513,638
Choice Hotels International, Inc.	5,834	212,708
Pinnacle Entertainment, Inc.*	21,238	236,804
Shuffle Master, Inc.*	37,536	315,678
		1,723,706

Household Durables - 1.4%
Universal Electronics, Inc.*	15,172	316,336

Internet Software & Services - 0.7%
Monster Worldwide, Inc.*	13,325	172,692

Life Sciences - Tools & Services - 2.1%
Bruker Corp.*	16,609	233,024
ICON plc (ADR)*	11,751	254,057
		487,081

Machinery - 3.4%
ArvinMeritor, Inc.*	22,975	357,031
WABCO Holdings, Inc.*	10,468	439,028
		796,059

Metals & Mining - 0.9%
Titanium Metals Corp.*	10,192	203,432

Oil, Gas & Consumable Fuels - 1.9%
Brigham Exploration Co.*	7,715	144,656
Oasis Petroleum, Inc.*	16,013	310,172
		454,828

Personal Products - 1.2%
Herbalife Ltd.	4,820	290,887

Pharmaceuticals - 0.7%
Salix Pharmaceuticals Ltd.*	3,844	152,684

Professional Services - 0.7%
FTI Consulting, Inc.*	4,468	154,995

Real Estate Investment Trusts - 0.9%
Redwood Trust, Inc.	14,253	206,098

Road & Rail - 1.4%
Landstar System, Inc.	8,760	338,311

Semiconductors & Semiconductor Equipment - 5.6%
ON Semiconductor Corp.*	46,237	333,369
Rubicon Technology, Inc.*	9,785	222,022
Teradyne, Inc.*	18,425	205,255
Varian Semiconductor Equipment Associates, Inc.*	10,345	297,729
Veeco Instruments, Inc.*	7,610	265,361
		1,323,736

Software - 13.3%
ANSYS, Inc.*	9,610	406,023
ArcSight, Inc.*	1,568	68,302
Informatica Corp.*	16,610	637,990
Progress Software Corp.*	3,532	116,909
Radiant Systems, Inc.*	10,089	172,522
Rovi Corp.*	16,365	824,960
SuccessFactors, Inc.*	11,289	283,467
TIBCO Software, Inc.*	34,517	612,332
		3,122,505

Specialty Retail - 6.5%
Chico's FAS, Inc.	33,690	354,419
Genesco, Inc.*	22,002	657,420
Vitamin Shoppe, Inc.*	18,442	506,233
		1,518,072

Textiles, Apparel & Luxury Goods - 1.2%
Steven Madden Ltd.*	7,037	288,939

Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp.*	18,689	172,499

Total Equity Securities (Cost $17,880,345)		23,436,369

TOTAL INVESTMENTS (Cost $17,880,345) - 99.9%		23,436,369
Other assets and liabilities, net - 0.1%		14,762
NET ASSETS - 100%		$23,451,131
		==========

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

MUNICIPAL COMMERCIAL PAPER - 4.2%	PRINCIPAL AMOUNT	VALUE
Metropolitan Washington DC Airport Authority System Revenue Notes:
0.55%, 10/13/10, LOC: Landesbank Baden-Wuerttemberg	$2,800,000	$2,800,000
0.63%, 11/4/10, LOC: Landesbank Baden-Wuerttemberg	1,000,000	1,000,000

Total Municipal Commercial Paper (Cost $3,800,000)		3,800,000

MUNICIPAL OBLIGATIONS - 1.1%
South Carolina State Public Service Authority Revenue Bonds, 0.507%, 7/15/11 (r)	1,000,000	1,000,000

Total Municipal Obligations (Cost $1,000,000)		1,000,000

VARIABLE RATE DEMAND NOTES - 72.4%
2880 Stevens Creek LLC, 0.30%, 11/1/33, LOC: Bank of the West (r)	1,000,000	1,000,000
Allegheny County IDA Revenue, 2.75%, 7/1/38, LOC: Allied Irish Bank (r)	3,000,000	3,000,000
Birmingham Alabama Industrial Development Board Revenue, 0.50%, 5/1/29, C/LOC: FHLB (r)	1,845,000	1,845,000
Calhoun County Alabama Economic Development Council Revenue, 0.50%, 4/1/21, LOC: Bank of America (r)	800,000	800,000
CIDC-Hudson House LLC New York Revenue, 0.90%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	510,000	510,000
District of Columbia Revenue, 0.28%, 4/1/38, LOC: PNC Bank (r)	605,000	605,000
Erie County New York Industrial Development Agency Revenue, 0.37%, 4/1/32, LOC: HSBC USA (r)	1,605,000	1,605,000
Florida State Housing Finance Corp. MFH Revenue:
0.26%, 10/15/32, LOC: Fannie Mae (r)	470,000	470,000
0.34%, 10/15/32, LOC: Fannie Mae (r)	400,000	400,000
Four Fishers LLC, 0.51%, 4/1/24, LOC: Bank of America (r)	1,000,000	1,000,000
Gillette Wyoming Pollution Control Revenue, 0.27%, 1/1/18, LOC: Barclays Bank (r)	2,400,000	2,400,000
Goshen Indiana Economic Development Revenue, 0.27%, 10/1/42, LOC: JPMorgan Chase Bank (r)	1,440,000	1,440,000
Hawaii State Department of Budget & Finance Revenue, 0.37%, 5/1/19, LOC: First Hawaiian Bank (r)	920,000	920,000
HBPWH Building Co., 0.33%, 11/1/22, LOC: Wells Fargo Bank (r)	955,000	955,000
Hillcrest Baptist Church, 0.33%, 12/1/20, LOC: Wells Fargo Bank (r)	1,160,000	1,160,000
Hopkinsville Kentucky Industrial Building LO Revenue, 0.30%, 8/1/24, LOC: Comerica Bank (r)	1,145,000	1,145,000
Iowa State Finance Authority IDA Revenue, 0.32%, 11/1/17, LOC: Societe Generale (r)	2,930,000	2,930,000
Kansas City Missouri IDA & MFH Revenue, 0.29%, 9/15/32, LOC: Fannie Mae (r)	1,500,000	1,500,000
Legacy Park LLC, 0.61%, 1/1/58, LOC: Fifth Third Bank (r)	3,000,000	3,000,000
Louisiana State Housing Finance Agency Revenue, 0.27%, 3/15/37, LOC: Fannie Mae (r)	1,035,000	1,035,000
Martin Luther Foundation, Inc., 0.51%, 9/1/11, LOC: KBC Bank (r)	5,000	5,000
Massachusetts State Development Finance Agency Revenue, 0.35%, 9/1/16, LOC: TD Bank (r)	820,000	820,000
Michigan State Hospital Finance Authority Revenue, 0.34%, 3/1/30, LOC: Comerica Bank (r)	1,000,000	1,000,000
Michigan State Strategic Fund LO Revenue, 0.29%, 3/1/39, LOC: Deutsche Bank (r)	1,000,000	1,000,000
Milpitas California MFH Revenue, 0.25%, 8/15/33, LOC: Fannie Mae (r)	400,000	400,000
Mississippi State Business Finance Corp. Revenue, 0.28%, 3/1/17, LOC: PNC Bank (r)	500,000	500,000
Missouri State Health & Educational Facilities Authority Revenue:
0.33%, 8/1/31, LOC: US Bank (r)	990,000	990,000
0.33%, 12/1/35, LOC: Commerce Bank (r)	300,000	300,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue, 0.24%, 8/15/31, LOC: Fannie Mae (r)	960,000	960,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.31%, 6/1/34, LOC: U.S. Bank (r)	162,000	162,000
Nevada State Housing Division Revenue, 0.27%, 4/15/39, LOC: Fannie Mae (r)	1,300,000	1,300,000
New Britain Connecticut GO Revenue, 0.36%, 2/1/26, LOC: Bank of America (r)	515,000	515,000
New York City Housing Development Corp. MFH Revenue:
0.25%, 6/15/34, LOC: Fannie Mae (r)	500,000	500,000
0.25%, 12/1/35, LOC: Freddie Mac (r)	1,000,000	1,000,000
New York Metropolitan Transportation Authority Revenue, 0.28%, 11/1/35, LOC: BNP Paribas (r)	3,500,000	3,500,000
New York State Housing Finance Agency Revenue, 0.28%, 5/1/42, LOC: Wells Fargo Bank (r)	620,000	620,000
New York State MMC Corp. Revenue, 0.90%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,935,000	1,935,000
Orange County Florida HFA MFH Revenue, 0.34%, 10/15/32, CF: Fannie Mae (r)	570,000	570,000
Osprey Properties Company, LLC, 0.28%, 6/1/27, LOC: Wells Fargo Bank (r)	400,000	400,000
Palm Beach County Florida Revenue, 0.56%, 1/1/34, LOC: TD Bank (r)	1,020,000	1,020,000
Peoploungers, Inc., 0.45%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	105,000	105,000
Rathbone LLC, 0.35%, 1/1/38, LOC: Comerica Bank (r)	1,575,000	1,575,000
Rex Lumber LLC, 0.33%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	1,100,000	1,100,000
Rhode Island State Health & Educational Building Corp. Revenue, 0.34%, 12/1/31, LOC: RBS Citizens (r)	660,000	660,000
Rhode Island State Student Loan Authority Revenue, 0.25%, 6/1/48, LOC: State Street Bank (r)	2,500,000	2,500,000
Rural Electric Co-op Grantor Trust Certificates, 0.80%, 12/18/17, BPA: JPMorgan Chase Bank (r)	1,470,000	1,470,000
Shawnee Kansas Private Activity Revenue, 0.60%, 12/1/12, LOC: JPMorgan Chase Bank (r)	495,000	495,000
South Dakota State Housing Development Authority Revenue, 0.26%, 1/1/44, CF: Freddie Mac (r)	520,000	520,000
St. Paul Minnesota Port Authority Revenue, 0.29%, 6/1/11, LOC: US Bank (r)	80,000	80,000
Tucson Arizona IDA Revenue, 0.27%, 1/15/32, LOC: Fannie Mae (r)	1,895,000	1,895,000
Vermont State Educational & Health Buildings Financing Agency Revenue, 0.31%, 6/1/22, LOC: Chittenden Trust Company, C/LOC: Wells Fargo Bank (r)	450,000	450,000
Warrior Roofing Manufacturing of Georgia LLC, 0.51%, 12/15/34, LOC: Bank of Tuscaloosa, C/LOC: FHLB (r)	2,335,000	2,335,000
Washington State MFH Finance Commission Revenue, 0.32%, 7/15/32, LOC: Fannie Mae (r)	560,000	560,000
Westchester County New York Industrial Development Agency Revenue, 0.24%, 1/1/34, LOC: Sovereign Bank, C/LOC: Natixis SA (r)	3,600,000	3,600,000
Wilkes-Barre Pennsylvania GO, 0.30%, 11/1/25, LOC: PNC Bank (r)	2,645,000	2,645,000

Total Variable Rate Demand Notes (Cost $65,207,000)		65,207,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 17.8%
Fannie Mae Discount Notes:
12/21/10	2,000,000	1,998,515
5/4/11	2,000,000	1,996,656
Federal Farm Credit Bank, 0.656%, 11/24/10 (r)	3,000,000	3,000,193
Federal Home Loan Bank:
0.48%, 10/25/10	2,000,000	2,000,031
0.28%, 11/10/10	2,000,000	1,999,873
0.35%, 4/1/11	1,000,000	999,721
0.70%, 4/18/11	1,000,000	1,000,767
0.80%, 5/6/11	1,000,000	1,001,439
Freddie Mac Discount Notes, 11/16/10	2,000,000	1,999,259

Total U.S. Government Agencies And Instrumentalities (Cost $15,996,454)		15,996,454

U.S. TREASURY - 4.5%
United States Treasury Notes:
1.25%, 11/30/10	1,000,000	1,001,769
0.875%, 3/31/11	1,000,000	1,002,099
0.875%, 5/30/11	2,000,000	2,008,540

Total U.S. Treasury (Cost $4,012,408)		4,012,408

TOTAL INVESTMENTS (Cost $90,015,862) - 100.0%		90,015,862
Other assets and liabilities, net - 0.0%		(11,291)
NET ASSETS - 100%		$90,004,571
		========

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees: BPA: Bond Purchase Agreement C/LOC: Confirming Letter of Credit CF: Credit Facility LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP MID CAP VALUE PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EQUITY SECURITIES - 97.8%	SHARES	VALUE
Aerospace & Defense - 1.3%
Goodrich Corp.	3,092	$227,973

Airlines - 1.1%
AMR Corp.*	2,242	14,057
Continental Airlines, Inc., Class B*	2,170	53,903
Delta Air Lines, Inc.*	4,990	58,084
United Continental Holdings, Inc.*	1,618	38,233
US Airways Group, Inc.*	4,049	37,453
		201,730

Auto Components - 0.5%
Goodyear Tire & Rubber Co.*	8,339	89,644

Automobiles - 0.2%
Ford Motor Co.*	2,896	35,447

Building Products - 0.9%
A.O. Smith Corp.	2,954	171,007

Capital Markets - 1.3%
Artio Global Investors, Inc.	2,588	39,597
Invesco Ltd.	8,745	185,656
		225,253

Chemicals - 5.9%
Agrium, Inc.	2,186	163,928
Eastman Chemical Co.	4,157	307,618
Huntsman Corp.	13,795	159,470
Lubrizol Corp.	2,258	239,281
PPG Industries, Inc.	2,524	183,747
		1,054,044

Commercial Banks - 2.8%
CIT Group, Inc.*	7,605	310,436
Fifth Third Bancorp	7,761	93,365
SunTrust Banks, Inc.	3,896	100,634
		504,435

Commercial Services & Supplies - 0.7%
Ritchie Bros. Auctioneers, Inc.	6,127	127,258

Communications Equipment - 0.8%
Brocade Communications Systems, Inc.*	8,377	48,922
Tellabs, Inc.	12,029	89,616
		138,538

Computers & Peripherals - 0.8%
Seagate Technology plc*	2,874	33,856
Western Digital Corp.*	3,570	101,352
		135,208

Construction & Engineering - 3.5%
Chicago Bridge & Iron Co. NV, NY Shares*	7,203	176,113
Fluor Corp.	1,970	97,574
Foster Wheeler AG*	4,801	117,433
Insituform Technologies, Inc.*	1,163	28,121
Jacobs Engineering Group, Inc.*	2,943	113,894
KBR, Inc.	4,171	102,774
		635,909

Diversified Consumer Services - 1.2%
Apollo Group, Inc.*	920	47,242
Capella Education Co.*	308	23,907
Career Education Corp.*	2,173	46,654
Corinthian Colleges, Inc.*	4,213	29,575
DeVry, Inc.	834	41,041
ITT Educational Services, Inc.*	443	31,130
		219,549

Diversified Financial Services - 0.4%
Pico Holdings, Inc.*	2,273	67,872

Diversified Telecommunication Services - 1.7%
CenturyLink, Inc.	1,973	77,855
Qwest Communications International, Inc.	15,089	94,608
Windstream Corp.	11,594	142,490
		314,953

Electric Utilities - 1.5%
Allegheny Energy, Inc.	3,663	89,817
Pepco Holdings, Inc.	6,299	117,161
Pinnacle West Capital Corp.	1,427	58,892
		265,870

Electrical Equipment - 3.3%
Babcock & Wilcox Co.*	5,251	111,741
Cooper Industries plc	6,780	331,746
Rockwell Automation, Inc.	2,510	154,942
		598,429

Electronic Equipment & Instruments - 3.0%
Agilent Technologies, Inc.*	10,124	337,838
Avnet, Inc.*	7,349	198,496
		536,334

Energy Equipment & Services - 4.8%
Cameron International Corp.*	3,162	135,840
Helix Energy Solutions Group, Inc.*	15,888	176,992
McDermott International, Inc.*	13,663	201,939
Nabors Industries Ltd.*	8,189	147,894
Noble Corp.	2,847	96,200
Oceaneering International, Inc.*	1,998	107,612
		866,477

Gas Utilities - 0.2%
Questar Corp.	1,819	31,887

Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp.*	25,490	156,254
Hospira, Inc.*	2,219	126,505
		282,759

Health Care Providers & Services - 2.2%
CIGNA Corp.	7,951	284,487
Universal Health Services, Inc., Class B	2,715	105,505
		389,992

Hotels, Restaurants & Leisure - 1.4%
Penn National Gaming, Inc.*	6,182	183,049
Royal Caribbean Cruises Ltd.*	2,227	70,217
		253,266

Household Durables - 1.5%
D.R. Horton, Inc.	3,935	43,757
KB Home	2,072	23,476
Mohawk Industries, Inc.*	1,800	95,940
Pulte Group, Inc.*	4,349	38,097
Stanley Black & Decker, Inc.	1,153	70,656
		271,926

Insurance - 10.0%
AON Corp.	1,296	50,687
Assurant, Inc.	4,898	199,349
AXIS Capital Holdings Ltd.	4,692	154,554
Everest Re Group Ltd.	2,785	240,819
Lincoln National Corp.	7,343	175,644
PartnerRe Ltd.	2,660	213,279
Transatlantic Holdings, Inc.	1,835	93,255
XL Group plc	30,965	670,702
		1,798,289

IT Services - 0.6%
Computer Sciences Corp.	2,543	116,978

Leisure Equipment & Products - 1.5%
Hasbro, Inc.	6,033	268,529

Life Sciences - Tools & Services - 1.7%
Life Technologies Corp.*	6,657	310,815

Machinery - 4.8%
AGCO Corp.*	4,006	156,274
Eaton Corp.	3,917	323,113
Ingersoll-Rand plc	1,988	70,991
Manitowoc Co., Inc.	9,968	120,713
Parker Hannifin Corp.	1,957	137,107
Terex Corp.*	2,080	47,674
		855,872

Media - 2.0%
Liberty Media Corp. - Starz*	837	54,305
National CineMedia, Inc.	9,779	175,044
Regal Entertainment Group	10,349	135,779
		365,128

Metals & Mining - 1.9%
Cliffs Natural Resources, Inc.	1,168	74,659
Freeport-McMoRan Copper & Gold, Inc.	1,960	167,364
Steel Dynamics, Inc.	4,468	63,043
United States Steel Corp.	994	43,577
		348,643

Multiline Retail - 2.5%
Macy's, Inc.	12,779	295,067
Nordstrom, Inc.	4,098	152,446
		447,513

Multi-Utilities - 2.7%
Centerpoint Energy, Inc.	5,812	91,364
DTE Energy Co.	2,354	108,119
Sempra Energy	2,716	146,121
Wisconsin Energy Corp.	2,466	142,535
		488,139

Oil, Gas & Consumable Fuels - 6.7%
Alpha Natural Resources, Inc.*	4,296	176,780
El Paso Corp.	11,054	136,848
Enbridge, Inc.	4,435	231,950
EQT Corp.	1,750	63,105
Newfield Exploration Co.*	4,216	242,167
Pioneer Natural Resources Co.	2,953	192,034
QEP Resources, Inc.	1,143	34,450
Southwestern Energy Co.*	1,258	42,068
Ultra Petroleum Corp.*	1,958	82,197
		1,201,599

Paper & Forest Products - 1.0%
Domtar Corp.	989	63,870
Louisiana-Pacific Corp.*	15,777	119,432
		183,302

Pharmaceuticals - 4.1%
Forest Laboratories, Inc.*	7,343	227,119
Mylan, Inc.*	19,414	365,178
Watson Pharmaceuticals, Inc.*	3,343	141,442
		733,739

Real Estate Investment Trusts - 3.8%
AvalonBay Communities, Inc.	1,000	103,930
Boston Properties, Inc.	799	66,413
Equity Residential	2,296	109,221
Pebblebrook Hotel Trust*	2,114	38,073
ProLogis	10,456	123,172
Rayonier, Inc.	1,858	93,123
Ventas, Inc.	2,838	146,355
		680,287

Real Estate Management & Development - 0.5%
The St. Joe Co.*	3,549	88,264

Road & Rail - 1.5%
Con-way, Inc.	1,034	32,044
Kansas City Southern*	4,368	163,407
Knight Transportation, Inc.	808	15,619
Landstar System, Inc.	611	23,597
Old Dominion Freight Line, Inc.*	806	20,488
Werner Enterprises, Inc.	880	18,031
		273,186

Semiconductors & Semiconductor Equipment - 2.9%
LSI Corp.*	68,749	313,495
Microchip Technology, Inc.	3,258	102,464
NXP Semiconductor NV*	7,952	98,525
		514,484

Software - 1.8%
Autodesk, Inc.*	4,442	142,011
BMC Software, Inc.*	4,653	188,353
		330,364

Specialty Retail - 0.5%
Abercrombie & Fitch Co.	2,244	88,234

Textiles, Apparel & Luxury Goods - 1.1%
VF Corp.	2,472	200,281

Tobacco - 3.0%
Lorillard, Inc.	6,657	534,624

Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp.*	24,985	115,681

Total Equity Securities (Cost $15,109,113)		17,589,711

CORPORATE BONDS - 0.4%	PRINCIPAL AMOUNT
Ford Motor Co., 4.25%, 11/15/16	$52,000	77,461

Total Corporate Bonds (Cost $52,000)		77,461

TOTAL INVESTMENTS (Cost $15,161,113) - 98.2%		17,667,172
Other assets and liabilities, net - 1.8%		317,449
NET ASSETS - 100%		$17,984,621
		=========

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP INCOME PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

ASSET-BACKED SECURITIES - 1.8%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust, 4.63%, 6/6/12	$91,106	$91,171
Captec Franchise Trust, 8.155%, 6/15/13 (e)	152,632	153,576
Centex Home Equity, 7.36%, 7/25/32 (r)	40,179	8,158
Countrywide Asset-Backed Certificates, 0.706%, 11/25/34 (r)	66,191	50,901
DB Master Finance LLC, 5.779%, 6/20/31 (e)	250,000	251,490
Enterprise Mortgage Acceptance Co. LLC, 7.143%, 1/15/27 (e)(r)	347,804	182,597
Ford Credit Auto Owner Trust, 4.28%, 5/15/12	236,221	238,058

Total Asset-Backed Securities (Cost $1,022,961)		975,951

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.0%
Banc of America Mortgage Securities, Inc.:
4.798%, 8/25/19 (r)	205,779	68,256
3.529%, 7/20/32 (r)	34,157	33,493
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	695	692
Countrywide Home Loan Mortgage Pass Through Trust, 0.596%, 6/25/35 (b)(e)(r)	187,579	138,808
Impac CMB Trust:
0.876%, 4/25/35 (r)	88,958	30,291
0.576%, 8/25/35 (r)	72,177	54,221
Residential Asset Securitization Trust, 6.25%, 11/25/36	78,615	53,990
Salomon Brothers Mortgage Securities VII, Inc., 3.69%, 9/25/33 (r)	80,494	30,641
Structured Asset Securities Corp., 5.50%, 6/25/35	1,250,000	930,138
WaMu Mortgage Pass Through Certificates, 4.771%, 10/25/35 (r)	400,000	337,647

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,516,563)		1,678,177

CORPORATE BONDS - 55.6%
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	96,336	-
American National Red Cross, 5.422%, 11/15/13	335,000	338,048
ANZ National International Ltd., 3.125%, 8/10/15 (e)	200,000	202,682
APL Ltd., 8.00%, 1/15/24 (b)	400,000	320,000
ArcelorMittal, 5.375%, 6/1/13	500,000	537,794
Arrow Electronics, Inc., 6.875%, 6/1/18	200,000	226,761
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	563,093
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	200,000	213,534
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	650,000	-
Bank of America Corp., 4.50%, 4/1/15	500,000	524,703
Bank of Nova Scotia, 0.543%, 3/5/12 (r)	300,000	300,000
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	500,000	502,500
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	400,000	259,500
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	300,000	194,625
Calpine Corp. Escrow (b)*	125,000	-
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	300,000	321,756
Cargill, Inc., 1.768%, 1/21/11 (e)(r)	400,000	400,860
Chase Capital VI, 1.091%, 8/1/28 (r)	500,000	378,211
Chesapeake Energy Corp., 7.625%, 7/15/13 (b)	300,000	327,000
Citibank, 0.528%, 7/12/11 (r)	300,000	300,364
Citigroup Funding, Inc., 0.805%, 4/30/12 (r)	300,000	301,732
Citigroup, Inc., 2.384%, 8/13/13 (r)	1,000,000	1,006,833
Cliffs Natural Resources, Inc., 6.25%, 10/1/40	300,000	295,265
CommonWealth REIT, 0.892%, 3/16/11 (r)	450,000	448,129
COX Communications, Inc., 7.75%, 11/1/10	300,000	301,532
Credit Suisse USA, Inc., 0.576%, 8/16/11 (r)	300,000	300,292
CVS Pass-Through Trust, 7.507%, 1/10/32 (e)	494,553	580,289
Deutsche Bank Capital Funding Trust VII, 5.628% to 1/19/16, floating rate thereafter to 1/29/49 (e)(r)	250,000	216,563
Deutsche Bank Capital Trust, 4.901%, 12/29/49 (b)(r)	200,000	162,000
Dominion Resources, Inc., 6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	400,000	380,702
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	800,000	796,000
First Data Corp., 9.875%, 9/24/15	200,000	163,000
Fleet Capital Trust V, 1.291%, 12/18/28 (r)	300,000	215,488
FMG Finance Proprietary Ltd., 4.297%, 9/1/11 (e)(r)	1,000,000	1,005,000
Ford Motor Credit Co. LLC, 3.277%, 1/13/12 (r)	450,000	449,550
Foster's Finance Corp., 6.875%, 6/15/11 (e)	300,000	310,419
FPL Group Capital, Inc., 0.818%, 11/9/12 (r)	500,000	502,708
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	400,000	112,000
3.046%, 4/20/10 (e)(r)(y)*	600,000	183,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	100,000	1,000
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	350,000	311,203
Great River Energy, 5.829%, 7/1/17 (e)	357,024	400,786
Greif, Inc., 6.75%, 2/1/17	200,000	207,500
HCP, Inc., 5.95%, 9/15/11	250,000	261,146
Home Depot, Inc., 5.875%, 12/16/36	300,000	318,164
Howard Hughes Medical Institute, 3.45%, 9/1/14	200,000	214,845
Hyundai Motor Manufacturing, 4.50%, 4/15/15 (e)	300,000	309,830
International Lease Finance Corp., 7.125%, 9/1/18 (e)	400,000	430,000
Irwin Land LLC, 5.03%, 12/15/25 (e)	150,000	142,838
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	27,324	150
John Deere Capital Corp., 1.225%, 1/18/11 (r)	500,000	501,039
JPMorgan Chase Capital XXIII, 1.376%, 5/15/77 (r)	600,000	431,913
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	50,000	51,750
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(y)*	600,000	160,500
Kern River Funding Corp., 6.676%, 7/31/16 (e)	39,735	44,862
Koninklijke Philips Electronics NV, 1.443%, 3/11/11 (r)	200,000	200,741
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (b)(e)	1,000,000	900,000
Leucadia National Corp., 8.125%, 9/15/15	300,000	323,508
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	200,000	204,060
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	424
8.30%, 12/1/37 (e)(m)*	100,000	1,010
Masco Corp., 7.125%, 3/15/20	450,000	459,511
Massachusetts Institute of Technology, 7.25%, 11/2/96	150,000	198,759
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	300,000	276,219
Merrill Lynch & Co., Inc., 0.986%, 1/15/15 (r)	400,000	378,938
Metropolitan Life Global Funding I, 0.927%, 7/13/11 (e)(r)	400,000	399,990
Morgan Stanley:
0.975%, 10/18/16 (r)	400,000	351,291
6.25%, 8/28/17	300,000	327,716
Motors Liquidation Co.:
7.40%, 9/1/25 (ii)*	200,000	61,500
8.375%, 7/15/33 (ii)*	500,000	168,750
National Fuel Gas Co., 6.50%, 4/15/18	100,000	112,195
National Semiconductor Corp., 6.15%, 6/15/12	300,000	322,069
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	400,000	415,526
6.59%, 7/7/38	70,000	73,290
NBC Universal, Inc., 5.15%, 4/30/20 (e)	300,000	321,844
Noble Group Ltd., 6.75%, 1/29/20 (e)	300,000	322,500
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	600,000	629,430
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	250,000	-
Overseas Shipholding Group, Inc., 8.125%, 3/30/18	100,000	103,750
Pacific Pilot Funding Ltd., 1.271%, 10/20/16 (e)(r)	89,015	81,329
Pioneer Natural Resources Co.:
5.875%, 7/15/16	250,000	256,969
6.65%, 3/15/17	200,000	212,815
PPF Funding, Inc., 5.50%, 1/15/14 (e)	150,000	151,971
Royal Bank of Scotland Group plc, 4.875%, 3/16/15	450,000	473,441
Senior Housing Properties Trust, 6.75%, 4/15/20	300,000	312,750
Skyway Concession Co. LLC, 0.813%, 6/30/17 (b)(e)(r)	150,000	129,000
Southern Co., 0.918%, 10/21/11 (r)	400,000	401,307
SunTrust Bank:
0.449%, 5/21/12 (r)	300,000	293,593
0.619%, 8/24/15 (r)	250,000	223,439
Systems 2001 AT LLC, 6.664%, 9/15/13 (e)	632,441	697,709
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	219,620	2,196
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	109,390
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/34 (b)(e)	975,000	133,731
2/15/43 (b)(e)	2,500,000	462,500
2/15/45 (b)(e)	7,282,568	1,115,107
Verizon Communications, Inc., 6.90%, 4/15/38	300,000	364,599
Westpac Banking Corp., 0.818%, 10/21/11 (e)(r)	400,000	400,251
Williams Co.'s, Inc., 2.533%, 10/1/10 (e)(r)	550,000	550,015
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (b)(e)	390,431	351,388

Total Corporate Bonds (Cost $31,467,835)		30,705,980

MUNICIPAL OBLIGATIONS - 13.9%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.21%, 3/1/13	140,000	152,753
Aspen Colorado Public Facilities Authorities COPs, 5.30%, 9/1/11	135,000	139,976
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	255,000	258,657
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon:
12/1/25	180,000	69,899
12/1/26	180,000	65,308
6/15/27	180,000	63,000
Kern County California PO Revenue Bonds, Zero Coupon:
8/15/19	170,000	101,740
8/15/20	365,000	202,210
Linden New Jersey GO Bonds, 5.63%, 4/1/21	285,000	283,851
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	250,000	246,235
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/21	360,000	210,154
New York City IDA Revenue Bonds, 6.027%, 1/1/46	200,000	165,010
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	200,000	189,676
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	495,000	569,765
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/16	236,000	186,962
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	500,000	347,390
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/16	275,000	223,374
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	95,000	109,064
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	380,000	196,240
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/22	175,000	81,821
8/1/23	185,000	77,376
8/1/24	200,000	75,358
8/1/25	215,000	74,631
8/1/26	230,000	74,230
Sacramento City California Financing Authority Tax Allocation Bonds, 5.015%, 12/1/10	200,000	200,662
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	400,000	409,844
San Bernardino County California Financing Authority PO Revenue Bonds, Zero Coupon:
8/1/12	200,000	186,032
8/1/15	251,000	199,191
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	200,000	167,014
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	150,000	169,383
Shell Lake Wisconsin School District GO Bonds, 6.03%, 4/1/24	470,000	508,991
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	135,000	143,502
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	180,000	207,799
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	250,000	238,813
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.584%, 9/1/27	250,000	272,333
West Covina California Public Financing Authority Lease Revenue Bonds:
5.39%, 6/1/11	60,000	61,017
5.41%, 6/1/12	80,000	82,782
6.05%, 6/1/26	750,000	698,992

Total Municipal Obligations (Cost $7,593,696)		7,711,035

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 11.7%
AgFirst FCB:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	350,000	340,375
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (b)(e)(r)	350,000	241,500
7.30%, 10/14/49 (e)	200,000	172,052
Federal Home Loan Bank Discount Notes, 10/1/10	3,700,000	3,700,000
New Valley Generation I, 7.299%, 3/15/19	340,367	419,686
New Valley Generation V, 4.929%, 1/15/21	211,296	236,257
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	289,734	303,720
3.547%, 4/10/22	490,827	512,600
Vessel Management Services, Inc.:
5.85%, 5/1/27	194,000	224,926
5.125%, 4/16/35	294,000	331,920

Total U.S. Government Agencies and Instrumentalities (Cost $6,400,968)		6,483,036

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32	296,043	21,052

Total U.S. Government Agency Mortgage-Backed Securities (Cost $37,768)		21,052

U.S. TREASURY - 11.7%
United States Treasury Bonds:
4.375%, 5/15/40	2,895,000	3,251,447
3.875%, 8/15/40	950,000	982,211
United States Treasury Notes:
1.25%, 8/31/15	176,000	175,945
2.625%, 8/15/20	2,055,000	2,074,265

Total U.S. Treasury (Cost $6,252,863)		6,483,868

EQUITY SECURITIES - 0.9%	SHARES
Avado Brands, Inc. (b)*	1,601	16
CNO Financial Group, Inc.*	6,301	34,907
First Republic Preferred Capital Corp., Preferred (e)	300	308,400
Intermet Corp. (b)*	1,573	16
Woodbourne Capital:
Trust I, Preferred (b)(e)	50,000	33,500
Trust II, Preferred (b)(e)	50,000	33,500
Trust III, Preferred (b)(e)	50,000	33,500
Trust IV, Preferred (b)(e)	50,000	33,500

Total Equity Securities (Cost $679,485)		477,339

TOTAL INVESTMENTS (Cost $54,972,139) - 98.6%		54,536,438
Other assets and liabilities, net - 1.4%		787,182
NET ASSETS - 100%		$55,323,620
		==========

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	4	12/10	$534,875	$3,496
Total Purchased				$3,496
				===========
Sold:
2 Year U.S. Treasury Notes	91	12/10	$19,973,078	($40,725)
5 Year U.S. Treasury Notes	140	12/10	16,921,406	(79,639)
10 Year U.S. Treasury Notes	7	12/10	882,328	(6,242)
Total Sold				($126,606)
				===========

(b) This security was valued by the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(w) Security is in default and is no longer accruing interest.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the "Banks") on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

(ii) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP SRI EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EQUITY SECURITIES - 98.0%	SHARES	VALUE
Air Freight & Logistics - 3.1%
C.H. Robinson Worldwide, Inc.	2,500	$174,800
Expeditors International of Washington, Inc.	2,100	97,083
		271,883

Beverages - 2.1%
PepsiCo, Inc.	2,800	186,032

Biotechnology - 2.8%
Gilead Sciences, Inc.*	7,000	249,270

Capital Markets - 6.5%
Charles Schwab Corp.	5,900	82,010
Franklin Resources, Inc.	1,300	138,970
Lazard Ltd.	3,400	119,272
Northern Trust Corp.	3,100	149,544
T. Rowe Price Group, Inc.	1,700	85,111
		574,907

Chemicals - 2.3%
Ecolab, Inc.	4,100	208,034

Commercial Banks - 5.3%
SunTrust Banks, Inc.	6,500	167,895
Wells Fargo & Co.	6,700	168,371
Zions Bancorporation	6,150	131,364
		467,630

Communications Equipment - 7.4%
Cisco Systems, Inc.*	11,300	247,470
QUALCOMM, Inc.	9,100	410,592
		658,062

Computers & Peripherals - 8.3%
Apple, Inc.*	1,450	411,437
Hewlett-Packard Co.	7,800	328,146
		739,583

Electrical Equipment - 2.0%
Cooper Industries plc	3,600	176,148

Energy Equipment & Services - 4.5%
Cameron International Corp.*	4,100	176,136
FMC Technologies, Inc.*	1,300	88,777
Noble Corp.	4,000	135,160
		400,073

Food & Staples Retailing - 5.1%
Costco Wholesale Corp.	2,200	141,878
CVS Caremark Corp.	10,000	314,700
		456,578

Health Care Equipment & Supplies - 6.9%
DENTSPLY International, Inc.	4,200	134,274
St. Jude Medical, Inc.*	3,300	129,822
Stryker Corp.	4,400	220,220
Varian Medical Systems, Inc.*	2,100	127,050
		611,366

Hotels, Restaurants & Leisure - 3.1%
Chipotle Mexican Grill, Inc.*	700	120,400
Starbucks Corp.	5,900	150,922
		271,322

Household Products - 2.1%
Procter & Gamble Co.	3,100	185,907

Industrial Conglomerates - 2.4%
3M Co.	2,500	216,775

Insurance - 1.5%
Aflac, Inc.	2,600	134,446

Internet & Catalog Retail - 7.8%
Amazon.com, Inc.*	1,450	227,737
NetFlix, Inc.*	2,000	324,320
priceline.com, Inc.*	400	139,336
		691,393

Internet Software & Services - 2.4%
Google, Inc.*	400	210,316

IT Services - 3.0%
Cognizant Technology Solutions Corp.*	2,400	154,728
MasterCard, Inc.	500	112,000
		266,728

Machinery - 2.8%
Danaher Corp.	4,000	162,440
Deere & Co.	1,200	83,736
		246,176

Multiline Retail - 4.6%
Kohl's Corp.*	2,600	136,968
Target Corp.	5,100	272,544
		409,512

Oil, Gas & Consumable Fuels - 2.9%
QEP Resources, Inc.	3,200	96,448
Suncor Energy, Inc.	5,000	162,750
		259,198

Pharmaceuticals - 5.3%
Allergan, Inc.	2,100	139,713
Novartis AG (ADR)	5,800	334,486
		474,199

Semiconductors & Semiconductor Equipment - 0.7%
Linear Technology Corp.	1,900	58,387

Software - 3.1%
Microsoft Corp.	8,450	206,940
Salesforce.com, Inc.*	600	67,080
		274,020

Total Equity Securities (Cost $7,709,615)		8,697,945

TOTAL INVESTMENTS (Cost $7,709,615) - 98.0%		8,697,945
Other assets and liabilities, net - 2.0%		175,410
NET ASSETS - 100%		$8,873,355
		============

* Non-income producing security.

Abbreviations: ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of eight separate portfolios. The Calvert VP SRI Equity, Calvert VP Small Cap Growth, Calvert VP SRI Strategic, and Calvert VP Money Market Portfolios (formerly known as Calvert Social Equity, Ameritas Small Capitalization, Ameritas Core Strategies, and Ameritas Money Market Portfolios, respectively) are registered as diversified portfolios. The Calvert VP SRI Mid Cap Growth, Calvert VP SRI Balanced, Calvert VP Income, and Calvert VP Mid Cap Value Portfolios (formerly known as Calvert Social Mid Cap Growth, Calvert Social Balanced, Calvert Income, and Ameritas Mid-Cap Value Portfolios, respectively) are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible.  Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  Short-term notes are stated at amortized cost, which approximates fair value.  Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following amounts were fair valued in good faith under the direction of the Board of Directors as of September 30, 2010:

	Market Value	% of Net Assets
Calvert VP SRI Balanced	$10,083,415	3.2%
Calvert VP Income	4,853,336	8.8%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period.  For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:

Calvert VP SRI Mid Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$34,276,970	-	-	$34,276,970
TOTAL	$34,276,970	-	-	$34,276,970
	==========	===========	===========	========

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP SRI Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$8,697,945	-	-	$8,697,945
TOTAL	$8,697,945	-	-	$8,697,945
	==========	===========	===========	===========

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Grand Total
Asset-backed securities	-	$975,951	-	$975,951
Collateralized mortgage-backed obligations (privately originated)	-	1,539,369	$138,808	1,678,177
Corporate debt	-	26,366,984	4,338,996	30,705,980
Municipal obligations	-	7,711,035	-	7,711,035
U.S. government obligations	-	12,746,456	241,500	12,987,956
Equity securities	$343,307	-	134,032	477,339
Grand Total	$343,307	$49,339,795	$4,853,336	$54,536,438
	=======	========	============	===========

Other financial instruments *	($123,110)	-	-	($123,110)
	=======	========	============	===========

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Calvert VP Income	Equity securities	Corporate debt	Collateralized mortgage-backed obligations (privately originated)
Balance as of 12/31/09	$140,781	$6,849,544	-
Accrued discounts/premiums	-	121,462	-
Realized gain (loss)	(10,206)	(76,098)	-
Change in unrealized appreciation (depreciation)	3,457	565,157	-
Net purchases (sales)	-	(2,107,230)	-
Transfers in and/ or out of Level 3[1]	-	(1,013,839) [2]	$138,808[3]
Balance as of 9/30/10	$134,032	$4,338,996	$138,808
	===========	===========	============

Calvert VP Income (cont.)	Municipal obligations	U.S. government obligations	Total
Balance as of 12/31/09	$150,838	$553,138	$7,694,301
Accrued discounts/premiums	(62)	2,871	$124,271
Realized gain (loss)	-	(22,000)	($108,304)
Change in unrealized appreciation (depreciation)	14,234	56,418	$639,266
Net purchases (sales)	-	(78,000)	($2,185,230)
Transfers in and/ or out of Level 3[1]	(165,010) [2]	(270,927) [2]	($1,310,968)
Balance as of 9/30/10	$-	$241,500	$4,853,336
	===========	===========	============

1 The Fund's policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2 Transferred from Level 3 to Level 2 because observable inputs were obtained for the securities.

3 Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable inputs due to observable inputs being unavailable.

For the nine months ended September 30, 2010, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $654,316.

Calvert VP SRI Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$200,991,331	-	$1,340,000	$202,331,331
Asset backed securities	-	$4,027,212	-	4,027,212
Collateralized mortgage-backed obligations	-	2,455,804	-	2,455,804
Corporate debt	-	43,941,092	8,053,415	51,994,507
Municipal obligations	-	23,680,869	-	23,680,869
U.S. government obligations	-	27,935,722	690,000	28,625,722
TOTAL	$200,991,331	$102,404,699	$10,083,415	$313,115,445
	============	============	===========	==========

Other financial instruments**	($263,003)	-	-	($263,003)
	============	============	===========	==========

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Calvert VP SRI Balanced	Equity Securities	Asset Backed Securities
Balance as of 12/31/09	$1,407,500	$208,515
Accrued discounts/premiums	-	(6)
Realized gain (loss)	-	(47)
Change in unrealized appreciation (depreciation)	(67,500)	(597)
Net purchases (sales)	-	(207,865)
Transfers in and/ or out of Level 3[1]	-	-
Balance as of 9/30/10	$1,340,000	$0
	===========	============

Calvert VP SRI Balanced (cont.)	Corporate Debt	U.S. Government Obligations	Total
Balance as of 12/31/09	$8,563,671	$1,287,055	$11,466,741
Accrued discounts/premiums	185,365	-	185,359
Realized gain (loss)	(40,220)	(99,000)	139,267
Change in unrealized appreciation (depreciation)	961,431	281,283	(139,267)
Net purchases (sales)	(2,130,216)	(351,000)	1,174,617
Transfers in and/ or out of Level 3[1]	513,384[2]	(428,338) [3]	(2,689,081)
Balance as of 9/30/10	$8,053,415	$690,000	$10,083,415
	===========	=========	==========

1 The Fund's policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2 Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable inputs due to observable inputs being unavailable.

3 Transferred from Level 3 to Level 2 because observable inputs were obtained for the securities.

For the nine months ended September 30, 2010, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $1,348,109.

Calvert VP SRI Strategic	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$112,192,946	-	-	$112,192,946
Corporate debt	-	$352,910	-	352,910
U.S. government obligations	-	5,400,000	-	5,400,000
TOTAL	$112,192,946	$5,752,910	-	$117,945,856
	=========	==========	=========	==========

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Small Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$23,436,369	-	-	$23,436,369
TOTAL	$23,436,369	-	-	$23,436,369
	=========	==========	=========	========

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$20,008,862	-	$20,008,862
Municipal obligations	-	1,000,000	-	1,000,000
Municipal commercial paper	-	3,800,000	-	3,800,000
Variable rate demand notes	-	65,207,000	-	65,207,000
TOTAL	-	$90,015,862	-	$90,015,862
	========	==========	=========	==========

Calvert VP Mid Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$17,589,711	-	-	$17,589,711
Corporate debt	-	$77,461	-	77,461
TOTAL	$17,589,711	$77,461	-	$17,667,172
	=========	==========	=========	=========

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Fund is subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies.  The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses.  Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 will require reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2010, and net realized capital loss carryforwards as of December 31, 2009 with expiration dates:

	CALVERT VP SRI EQUITY	CALVERT VP SRI MID CAP GROWTH	CALVERT VP SRI BALANCED
Federal income tax cost	$7,724,299	$30,469,180	$307,835,513
	===========	===========	===========
Unrealized appreciation	1,245,382	4,559,674	24,683,070
Unrealized (depreciation)	(271,736)	(751,884)	(19,403,138)
Net appreciation (depreciation)	$973,646	$3,807,790	$5,279,932
	===========	===========	===========

	CALVERT VP INCOME	CALVERT VP SRI STRATEGIC	CALVERT VP SMALL CAP GROWTH
Federal income tax cost	$54,976,880	$120,916,665	$18,065,899
	===========	===========	===========
Unrealized appreciation	3,168,146	7,151,583	6,119,030
Unrealized (depreciation)	(3,608,588)	(10,122,392)	(748,560)
Net appreciation (depreciation)	($440,442)	($2,970,809)	$5,370,470
	===========	===========	===========

	CALVERT VP MID CAP VALUE	CALVERT VP MONEY MARKET
Federal income tax cost	$15,708,403	$90,015,862
	============	==============
Unrealized appreciation	2,604,016
Unrealized (depreciation)	(645,247)
Net appreciation (depreciation)	$1,958,769
	==============

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	CALVERT VP SRI BALANCED	CALVERT VP INCOME	CALVERT VP SRI EQUITY	CALVERT VP SRI MID CAP GROWTH
31-Dec-10	-	-	$16,680	-
31-Dec-11	-	$75,650	242,391	-
31-Dec-12	-	-	2,240	-
31-Dec-13	-	241,081	-	-
31-Dec-15	-	3,710,246	-	-
31-Dec-16	$35,133,437	1,237,349	-	$1,183,132
31-Dec-17	12,011,647	1,654,294	597,006	4,306,055
	$47,145,084	$6,918,620	$858,317	$5,489,187
	=========	========	==========	============

EXPIRATION DATE	CALVERT VP SRI STRATEGIC	CALVERT VP SMALL CAP GROWTH	CALVERT VP MID CAP VALUE
31-Dec-10	$9,883,188	$11,902,668	-
31-Dec-13	-	361,070	-
31-Dec-16	15,142,774	3,032,931	$8,054,646
31-Dec-17	4,955,593	2,085,418	8,907,251
	$29,981,555	$17,382,087	$16,961,897
	============	=============	============

Capital loss carry forwards may be utilized to offset future capital gains until expiration.

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer
Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer
Date:  November 24, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
  Date:  November 24, 2010